Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Expense
Schedule of Income Tax Expense

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Numerical reconciliation of income tax expense and tax at the statutory rate
Profit/(loss) before income tax expense	(11,571,240)	34,402,821

Tax at the statutory tax rate of 25% (2022: 25%)	(2,892,810)	8,600,705

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	195,059	300,013
Share of profits(losses) - associates	1,563,690	(7,272)

	(1,134,061)	8,893,446
Current year temporary differences not recognized	1,134,061	(8,893,446)

Income tax expense	-	-

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2023

Note 5. Income Tax Expense Continued

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Tax losses not recognized
Unused tax losses for which no deferred tax asset has been recognized	20,942,089	19,808,028

Potential tax benefit @ 25%	5,235,522	4,952,007